Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Cash and cash Equivalents
Cash at bank and in hand	$ 893	$ 784	$ 782
Short-term deposits	3,938	2,540	4,236
Cash and cash equivalents	4,831	3,324	5,018
Unsecured bank overdrafts	(160)	(152)	(94)
Cash and cash equivalents in the cash flow statement	4,671	3,172	4,924		$ 6,051
cash and cash equivalents Insurance solvency, capital and security requirements	$ 86	$ 93	$ 91
Money market funds
Cash and cash Equivalents
Cash and cash equivalents				$ 1,150